Basis of accounting	12 Months Ended
Dec. 31, 2022
Basis Of Accounting [Abstract]
Basis of accounting
2	Basis of accounting
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”). They were authorized for issue by the Company’s board of directors on May 1, 2023.
Details of the Group’s accounting policies are included in note 36.